Distribution Date:	10/18/24	JPMBB Commercial Mortgage Securities Trust 2015-C31
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644YAS9	1.665800%	59,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644YAT7	3.007900%	48,541,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644YAU4	3.801400%	515,534,000.00	430,156,164.36	0.00	1,362,663.04	0.00	0.00	1,362,663.04	430,156,164.36	40.86%	30.00%
A-SB	46644YAW0	3.539500%	95,737,000.00	17,389,940.46	1,438,097.14	51,293.08	0.00	0.00	1,489,390.22	15,951,843.32	40.86%	30.00%
A-S	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00	33.71%	24.75%
B	46644YBA7	4.623213%	84,753,000.00	84,753,000.00	0.00	326,525.98	0.00	0.00	326,525.98	84,753,000.00	22.47%	16.50%
C	46644YBB5	4.623213%	47,513,000.00	47,513,000.00	0.00	183,052.27	0.00	0.00	183,052.27	47,513,000.00	16.17%	11.88%
D	46644YBD1	4.123213%	42,377,000.00	42,377,000.00	0.00	71,249.11	0.00	0.00	71,249.11	42,377,000.00	10.56%	7.75%
E*	46644YAE0	4.623213%	26,967,000.00	26,967,000.00	0.00	0.00	0.00	0.00	0.00	26,967,000.00	6.98%	5.13%
F	46644YAG5	4.623213%	16,694,000.00	16,694,000.00	0.00	0.00	0.00	0.00	0.00	16,694,000.00	4.77%	3.50%
NR	46644YAJ9	4.623213%	35,956,082.00	35,956,082.00	0.00	0.00	0.00	0.00	0.00	35,956,082.00	0.00%	0.00%
BWP	46644YAQ3	10.978000%	4,990,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46644YAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644YAL4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,032,305,262.00	755,740,186.82	1,438,097.14	2,179,318.66	0.00	0.00	3,617,415.80	754,302,089.68

X-A	46644YAX8	0.798157%	773,055,000.00	501,480,104.82	0.00	333,549.84	0.00	0.00	333,549.84	500,042,007.68
X-B	46644YAY6	0.000000%	84,753,000.00	84,753,000.00	0.00	0.00	0.00	0.00	0.00	84,753,000.00
X-C	46644YAA8	0.000000%	47,513,000.00	47,513,000.00	0.00	0.00	0.00	0.00	0.00	47,513,000.00
X-D	46644YAC4	0.500000%	42,377,000.00	42,377,000.00	0.00	17,657.08	0.00	0.00	17,657.08	42,377,000.00
Notional SubTotal			947,698,000.00	676,123,104.82	0.00	351,206.92	0.00	0.00	351,206.92	674,685,007.68

Deal Distribution Total					1,438,097.14	2,530,525.58	0.00	0.00	3,968,622.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644YAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644YAU4	834.38951526	0.00000000	2.64320693	0.00000000	0.00000000	0.00000000	0.00000000	2.64320693	834.38951526
A-SB	46644YAW0	181.64283882	15.02133073	0.53577071	0.00000000	0.00000000	0.00000000	0.00000000	15.55710143	166.62150809
A-S	46644YAZ3	1,000.00000000	0.00000000	3.42149998	0.00000000	0.00000000	0.00000000	0.00000000	3.42149998	1,000.00000000
B	46644YBA7	1,000.00000000	0.00000000	3.85267755	0.00000000	0.00000000	0.00000000	0.00000000	3.85267755	1,000.00000000
C	46644YBB5	1,000.00000000	0.00000000	3.85267758	0.00000000	0.00000000	0.00000000	0.00000000	3.85267758	1,000.00000000
D	46644YBD1	1,000.00000000	0.00000000	1.68131557	1.75469547	12.31540057	0.00000000	0.00000000	1.68131557	1,000.00000000
E	46644YAE0	1,000.00000000	0.00000000	0.00000000	3.85267772	31.35822932	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644YAG5	1,000.00000000	0.00000000	0.00000000	3.85267761	46.23297592	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644YAJ9	1,000.00000000	0.00000000	0.00000000	3.85267755	106.62986779	0.00000000	0.00000000	0.00000000	1,000.00000000
BWP	46644YAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46644YAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644YAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644YAX8	648.69912855	0.00000000	0.43146974	0.00000000	0.00000000	0.00000000	0.00000000	0.43146974	646.83885064
X-B	46644YAY6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644YAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644YAC4	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/24 - 09/30/24	30	0.00	1,362,663.04	0.00	1,362,663.04	0.00	0.00	0.00	1,362,663.04	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	51,293.08	0.00	51,293.08	0.00	0.00	0.00	51,293.08	0.00
X-A	09/01/24 - 09/30/24	30	0.00	333,549.84	0.00	333,549.84	0.00	0.00	0.00	333,549.84	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/24 - 09/30/24	30	0.00	17,657.08	0.00	17,657.08	0.00	0.00	0.00	17,657.08	0.00
A-S	09/01/24 - 09/30/24	30	0.00	184,535.18	0.00	184,535.18	0.00	0.00	0.00	184,535.18	0.00
B	09/01/24 - 09/30/24	30	0.00	326,525.98	0.00	326,525.98	0.00	0.00	0.00	326,525.98	0.00
C	09/01/24 - 09/30/24	30	0.00	183,052.27	0.00	183,052.27	0.00	0.00	0.00	183,052.27	0.00
D	09/01/24 - 09/30/24	30	447,531.00	145,607.83	0.00	145,607.83	74,358.73	0.00	0.00	71,249.11	521,889.73
E	09/01/24 - 09/30/24	30	741,742.21	103,895.16	0.00	103,895.16	103,895.16	0.00	0.00	0.00	845,637.37
F	09/01/24 - 09/30/24	30	707,496.70	64,316.60	0.00	64,316.60	64,316.60	0.00	0.00	0.00	771,813.30
NR	09/01/24 - 09/30/24	30	3,695,465.08	138,527.19	0.00	138,527.19	138,527.19	0.00	0.00	0.00	3,833,992.27
BWP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,592,234.99	2,911,623.25	0.00	2,911,623.25	381,097.68	0.00	0.00	2,530,525.58	5,973,332.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644YAZ3	4.105800%	53,934,000.00	53,934,000.00	0.00	184,535.18	0.00	0.00	184,535.18	53,934,000.00
A-S (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644YBA7	4.623213%	84,753,000.00	84,753,000.00	0.00	326,525.98	0.00	0.00	326,525.98	84,753,000.00
B (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644YBB5	4.623213%	47,513,000.00	47,513,000.00	0.00	183,052.27	0.00	0.00	183,052.27	47,513,000.00
C (EC)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			186,200,003.00	186,200,000.00	0.00	694,113.43	0.00	0.00	694,113.43	186,200,000.00

Exchangeable Certificate Details
EC	46644YBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,968,622.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,922,946.20	Master Servicing Fee	6,577.60
Interest Reductions due to Nonrecoverability Determination	(314,766.12)	Certificate Administrator Fee	2,771.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.89
ARD Interest	0.00	Senior Trust Advisor Fee	1,322.55
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,986.08
Total Interest Collected	2,608,180.08

Principal		Expenses/Reimbursements
Scheduled Principal	1,438,097.14	Reimbursement for Interest on Advances	(555.63)
Unscheduled Principal Collections		ASER Amount	32,279.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	33,886.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,058.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,438,097.14	Total Expenses/Reimbursements	66,668.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,530,525.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,438,097.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,968,622.72
Total Funds Collected	4,046,277.22	Total Funds Distributed	4,046,277.21

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	755,740,187.04	755,740,187.04	Beginning Certificate Balance	755,740,186.82
(-) Scheduled Principal Collections	1,438,097.14	1,438,097.14	(-) Principal Distributions	1,438,097.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	754,302,089.90	754,302,089.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	761,088,336.74	761,088,336.74	Ending Certificate Balance	754,302,089.68
Ending Actual Collateral Balance	759,838,425.01	759,838,425.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.22)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.22)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP
	9,999,999 or less	21	115,071,054.22	15.26%	1	4.6867	1.601661	1.35 or less	9	164,688,317.12	21.83%	(27)	4.6587	0.778840
10,000,000 to 19,999,999		4	50,752,014.11	6.73%	5	4.5748	1.623369	1.36 to 1.45	3	22,407,357.52	2.97%	5	4.5935	1.435699
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	5	120,355,455.85	15.96%	1	4.5838	1.505556
25,000,000 to 49,999,999		5	177,148,506.54	23.49%	(8)	4.6016	1.532544	1.56 to 1.65	3	91,235,101.14	12.10%	5	4.7103	1.611971
	50,000,000 or greater	3	212,623,070.85	28.19%	(20)	4.5792	1.210236	1.66 to 1.80	3	71,109,089.23	9.43%	3	4.3629	1.705056
	Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567	1.81 to 2.00	2	39,819,716.17	5.28%	(53)	4.6190	1.875076
								2.01 or greater	8	45,979,608.69	6.10%	3	4.6657	2.411718
								Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	35	198,707,444.18	26.34%	2	4.7334	NAP
							Defeased	35	198,707,444.18	26.34%	2	4.7334	NAP
Alabama	2	47,118,586.30	6.25%	3	4.3174	1.700000
							Industrial	7	77,470,860.28	10.27%	3	4.5212	1.685432
Arizona	1	3,200,799.84	0.42%	4	4.6630	2.410000
							Lodging	7	101,445,581.02	13.45%	5	4.7826	1.606993
California	3	17,731,547.13	2.35%	0	4.6622	2.188521
							Mixed Use	1	6,539,212.27	0.87%	6	4.5550	1.490000
Connecticut	1	1,074,000.00	0.14%	6	4.4880	1.450000
							Mobile Home Park	1	3,200,799.84	0.42%	4	4.6630	2.410000
Florida	3	54,988,215.51	7.29%	(1)	4.6605	1.480388
							Multi-Family	3	39,726,046.40	5.27%	4	4.4574	1.477058
Georgia	2	9,422,388.86	1.25%	5	4.5887	1.548138
							Office	13	241,774,160.59	32.05%	(28)	4.5474	1.200588
Illinois	5	161,243,711.32	21.38%	(28)	4.6543	0.875455
							Retail	19	85,437,985.31	11.33%	5	4.7242	1.586013
Louisiana	1	68,764,700.77	9.12%	6	4.7100	1.620000
							Totals	86	754,302,089.90	100.00%	(7)	4.6412	1.437567
Michigan	3	17,268,679.76	2.29%	5	4.8194	1.641117

New Jersey	2	10,054,616.44	1.33%	6	4.8830	2.240000

New York	2	22,177,697.60	2.94%	3	4.7728	1.409840

North Carolina	1	2,753,223.75	0.37%	5	4.8100	2.510000

Ohio	6	10,516,049.36	1.39%	2	4.6347	1.522220

Oklahoma	1	868,000.00	0.12%	6	4.4880	1.450000

Oregon	1	5,478,514.16	0.73%	4	4.0960	2.860000

Pennsylvania	4	4,382,000.00	0.58%	6	4.4880	1.450000

South Carolina	1	15,892,321.72	2.11%	3	4.3174	1.700000

South Dakota	1	802,000.00	0.11%	6	4.4880	1.450000

Tennessee	4	35,777,507.46	4.74%	(59)	4.5700	1.870000

Texas	6	59,319,178.36	7.86%	5	4.4936	1.282805

Wisconsin	1	6,760,907.37	0.90%	6	4.7560	2.850000

Totals	86	754,302,089.90	100.00%	(7)	4.6412	1.437567

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP
	4.20000% or less	1	5,478,514.16	0.73%	4	4.0960	2.860000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	4	90,661,996.17	12.02%	(1)	4.3131	1.648963	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	128,212,688.09	17.00%	(14)	4.5307	1.571510	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	13	290,483,637.26	38.51%	(13)	4.6916	1.267049	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	7	40,757,810.04	5.40%	4	4.9825	1.491607	49 months or greater	33	555,594,645.72	73.66%	(10)	4.6082	1.431810
	Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567	Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP
	60 months or less	33	555,594,645.72	73.66%	(10)	4.6082	1.431810	Interest Only	1	11,800,000.00	1.56%	6	4.4880	1.450000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	543,794,645.72	72.09%	(10)	4.6108	1.431416
	Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	198,707,444.18	26.34%	2	4.7334	NAP			No outstanding loans in this group
Underwriter's Information		2	65,894,084.62	8.74%	3	4.3326	1.699125
	12 months or less	29	477,390,307.14	63.29%	(12)	4.6396	1.381359
	13 months to 24 months	2	12,310,253.96	1.63%	4	4.8660	1.957435
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	754,302,089.90	100.00%	(7)	4.6412	1.437567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30309955	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	10/05/19	08/01/25	--	80,847,462.05	80,847,462.05	06/01/21
2	30309956	LO	New Orleans	LA	Actual/360	4.710%	270,521.02	157,851.18	0.00	04/11/25	08/06/25	--	68,922,551.95	68,764,700.77	10/06/24
3	30309957	OF	Various	Various	Actual/360	4.317%	227,253.56	153,096.90	0.00	01/05/25	07/01/25	--	63,164,004.93	63,010,908.03	05/01/24
4	30309946	RT	Fort Lauderdale	FL	Actual/360	4.750%	165,544.09	95,279.58	0.00	03/05/25	08/01/25	--	41,821,664.15	41,726,384.57	10/01/24
5	30309958	OF	Downers Grove	IL	Actual/360	4.609%	143,950.33	86,981.74	0.00	04/11/25	08/01/25	--	37,478,931.26	37,391,949.52	08/01/24
6	30309959	OF	Nashville	TN	Actual/360	4.570%	136,627.77	98,493.76	0.00	11/05/19	08/05/25	--	35,876,001.22	35,777,507.46	10/05/24
7	30309960	IN	Chicago	IL	Actual/360	4.560%	129,044.56	64,852.95	0.00	11/05/24	07/05/25	--	33,959,094.37	33,894,241.42	10/05/24
8	30309961	OF	Beverly Hills	CA	Actual/360	4.460%	128,620.54	58,983.29	0.00	06/05/24	07/05/25	--	34,606,424.63	34,547,441.34	10/05/24
10	30309962	MF	Tyler	TX	Actual/360	4.463%	105,673.34	54,754.23	0.00	04/05/25	08/01/25	--	28,413,177.80	28,358,423.57	10/01/24
12	30309964	IN	Various	TX	Actual/360	4.620%	109,634.42	47,086.88	0.00	04/11/25	08/05/25	--	28,476,473.44	28,429,386.56	10/05/24
13	30309965	OF	Denver	CO	Actual/360	5.169%	100,920.94	77,422.62	0.00	01/05/25	08/06/25	--	23,429,120.67	23,351,698.05	10/06/24
14	30309966	MF	Various	Various	Actual/360	4.988%	104,190.15	55,329.68	0.00	03/05/25	08/06/25	--	25,065,793.49	25,010,463.81	10/06/24
16	30309968	MH	Apache Junction	AZ	Actual/360	4.663%	81,602.50	0.00	0.00	02/05/25	08/06/25	--	21,000,000.00	21,000,000.00	10/06/24
17	30309954	IN	Pittsford	NY	Actual/360	4.697%	65,236.66	38,454.84	0.00	01/05/25	07/06/25	--	16,666,805.85	16,628,351.01	10/06/24
19	30309949	IN	Carrollton	TX	Actual/360	4.240%	43,438.04	24,737.42	0.00	04/05/25	06/01/25	--	12,293,784.08	12,269,046.66	10/01/24
20	30309970	LO	Avenel	NJ	Actual/360	4.883%	41,005.70	22,557.57	0.00	04/11/25	08/06/25	--	10,077,174.01	10,054,616.44	10/06/24
21	30309950	OF	Miami	FL	Actual/360	4.328%	35,566.10	24,015.93	0.00	04/11/22	06/01/25	--	9,861,209.95	9,837,194.02	10/01/24
22	30309971	RT	Various	Various	Actual/360	4.488%	44,132.00	0.00	0.00	04/11/25	04/01/29	--	11,800,000.00	11,800,000.00	10/01/24
23	30309948	OF	Various	TX	Actual/360	4.650%	36,353.11	21,656.03	0.00	04/11/25	08/05/25	--	9,381,448.96	9,359,792.93	10/05/24
26	30309974	Various San Diego		CA	Actual/360	4.724%	33,888.85	19,679.53	0.00	04/11/25	08/06/25	--	8,608,514.56	8,588,835.03	10/06/24
28	30309975	RT	Lake View Terrace	CA	Actual/360	4.834%	33,644.75	16,920.60	0.00	01/05/25	08/06/25	--	8,352,028.07	8,335,107.47	10/06/24
29	30309976	RT	Sterling Heights	MI	Actual/360	4.750%	31,784.47	18,293.67	0.00	02/05/25	08/06/25	--	8,029,760.11	8,011,466.44	10/06/24
30	30309977	MF	Clarkston	GA	Actual/360	4.675%	30,497.04	18,113.77	0.00	04/11/25	07/06/25	--	7,828,117.92	7,810,004.15	10/06/24
31	30309978	SS	Pembroke Pines	FL	Actual/360	4.766%	30,909.79	17,693.14	0.00	01/05/25	08/06/25	--	7,782,573.38	7,764,880.24	10/06/24
32	30309979	LO	Racine	WI	Actual/360	4.756%	26,856.87	15,425.86	0.00	04/11/25	08/01/25	--	6,776,333.23	6,760,907.37	10/01/24
33	30309980	IN	Conshohocken	PA	Actual/360	4.688%	24,024.70	21,299.87	0.00	01/05/25	08/06/25	--	6,149,668.04	6,128,368.17	10/06/24
34	30309981	IN	Various	TX	Actual/360	4.600%	28,581.52	12,430.03	0.00	04/11/25	07/05/25	--	7,456,048.96	7,443,618.93	10/05/24
35	30309982	MU	Atlanta	GA	Actual/360	4.555%	24,880.24	15,406.48	0.00	04/05/25	07/01/25	--	6,554,618.75	6,539,212.27	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30309983	LO	Roselle	IL	Actual/360	5.210%	28,343.07	13,986.05	0.00	04/11/25	08/06/25	--	6,528,153.30	6,514,167.25	10/06/24
37	30309984	MF	Tucson	AZ	Actual/360	4.735%	25,300.32	11,932.85	0.00	04/11/25	07/06/25	--	6,411,908.96	6,399,976.11	10/06/24
38	30309985	MF	Houston	TX	Actual/360	4.485%	21,814.37	13,844.14	0.00	02/05/25	07/01/25	--	5,836,619.51	5,822,775.37	10/01/24
39	30309986	LO	Cleveland	OH	Actual/360	4.752%	23,187.33	13,336.42	0.00	08/05/24	08/06/25	--	5,855,385.78	5,842,049.36	10/06/24
40	30309987	IN	Portland	OR	Actual/360	4.096%	18,747.28	13,852.95	0.00	02/05/25	05/06/25	--	5,492,367.11	5,478,514.16	10/06/24
41	30309951	OF	Rochester	NY	Actual/360	5.000%	23,173.35	12,256.88	0.00	12/05/24	08/01/25	--	5,561,603.47	5,549,346.59	05/01/23
42	30309988	RT	Livonia	MI	Actual/360	4.745%	20,668.12	11,916.01	0.00	03/05/25	08/06/25	--	5,226,920.62	5,215,004.61	10/06/24
43	30309989	MF	North Hills	CA	Actual/360	4.400%	20,368.43	10,177.99	0.00	03/05/24	07/01/25	--	5,555,025.45	5,544,847.46	10/01/24
44	30309952	MH	Newport News	VA	Actual/360	4.743%	20,836.58	10,436.95	0.00	03/05/24	08/06/25	--	5,271,745.82	5,261,308.87	10/06/24
45	30309990	RT	Lehigh Acres	FL	Actual/360	4.574%	22,488.83	0.00	0.00	04/11/25	08/06/25	--	5,900,000.00	5,900,000.00	10/06/24
46	30309991	SS	Various	FL	Actual/360	4.860%	20,877.86	9,367.21	0.00	04/11/22	08/05/25	--	5,155,026.89	5,145,659.68	10/05/24
47	30309992	RT	Detroit	MI	Actual/360	5.053%	17,058.40	8,864.74	0.00	03/05/25	08/06/25	--	4,051,073.45	4,042,208.71	10/06/24
49	30309947	RT	Doral	FL	Actual/360	4.609%	13,867.64	12,688.63	0.00	03/05/24	07/06/25	--	3,610,581.52	3,597,892.89	10/06/24
50	30309994	LO	Houston	TX	Actual/360	5.225%	15,329.76	11,570.06	0.00	09/05/24	08/06/25	--	3,520,709.89	3,509,139.83	08/06/24
51	30309995	IN	Chula Vista	CA	Actual/360	4.668%	15,012.74	7,722.77	0.00	02/05/25	08/06/25	--	3,859,314.97	3,851,592.20	10/06/24
52	30309996	RT	Jacksonville	FL	Actual/360	4.525%	12,944.47	8,151.01	0.00	02/05/25	06/06/25	--	3,432,787.93	3,424,636.92	10/06/24
53	30309997	MH	Apache Junction	AZ	Actual/360	4.663%	12,459.59	5,614.98	0.00	02/05/25	08/06/25	--	3,206,414.82	3,200,799.84	10/06/24
54	30309998	IN	Gurnee	IL	Actual/360	4.590%	9,964.12	9,108.29	0.00	04/11/25	08/06/25	--	2,604,999.37	2,595,891.08	10/06/24
55	30309999	RT	Hiram	GA	Actual/360	4.665%	11,230.95	5,814.74	0.00	02/05/25	07/06/25	--	2,888,991.33	2,883,176.59	07/06/23
56	30310000	IN	Whitsett	NC	Actual/360	4.810%	11,060.98	6,272.93	0.00	03/05/25	07/01/25	--	2,759,496.68	2,753,223.75	10/01/24
57	30310001	MH	Arizona City	AZ	Actual/360	4.663%	9,062.83	4,363.99	0.00	01/05/25	08/06/25	--	2,332,274.34	2,327,910.35	10/06/24
Totals							2,608,180.08	1,438,097.14	0.00				755,740,187.04	754,302,089.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,850,857.83	1,626,421.02	01/01/24	03/31/24	10/11/24	48,449,854.92	1,990,051.30	(633.31)	12,838,656.25	4,823,637.75	0.00
2	18,461,406.12	5,019,275.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	07/11/24	5,284,201.43	136,406.23	360,866.02	1,763,997.62	0.00	0.00
4	4,284,218.77	5,079,673.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,100,359.35	3,634,897.68	01/01/24	06/30/24	--	0.00	0.00	230,638.49	461,546.26	0.00	0.00
6	5,287,320.72	1,416,663.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,621,543.67	3,624,949.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,716,850.40	734,216.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,129,860.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,110,953.77	297,650.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,889,923.17	1,959,119.52	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,354,777.00	1,136,052.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	926,905.66	199,192.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,189,388.00	1,034,365.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,439,870.81	1,391,258.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	935,476.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,636,117.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	764,840.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	489,365.96	(6,979.06)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	175,207.41	377,148.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	99,721.88	0.00
39	11,124.28	825,707.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,078,560.38	1,176,677.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	245,788.99	0.00	--	--	05/13/24	3,243,081.63	204,421.80	21,737.60	397,325.71	8,200.00	0.00
42	778,357.61	743,983.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	756,895.24	793,486.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	650,942.19	628,998.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	245,780.97	0.00	--	--	--	0.00	0.00	26,872.24	53,769.76	0.00	0.00
51	684,423.78	656,684.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	406,414.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	472,321.03	526,362.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	263,147.20	370,199.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	09/11/24	0.00	0.00	17,023.06	255,499.13	35,575.79	0.00
56	553,989.53	548,357.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	63,512,989.21	33,794,363.64				56,977,137.98	2,330,879.33	656,504.09	15,770,794.73	4,967,135.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	2	40,901,089.35	0	0.00	4	152,290,893.26	0	0.00	1	5,549,346.59	0	0.00	0	0.00	0	0.00	4.641174%	4.623196%	(7)
09/17/24	1	37,478,931.26	0	0.00	4	152,462,061.78	0	0.00	1	5,561,603.47	0	0.00	0	0.00	0	0.00	4.641192%	4.623213%	(6)
08/16/24	1	3,531,719.43	1	63,308,987.70	3	89,314,910.65	0	0.00	1	5,573,038.67	0	0.00	0	0.00	0	0.00	4.641209%	4.623229%	(5)
07/17/24	2	66,996,113.10	1	37,642,324.68	3	89,331,693.75	0	0.00	1	5,584,424.85	0	0.00	0	0.00	0	0.00	4.641225%	4.623245%	(4)
06/17/24	2	101,333,292.37	0	0.00	3	89,349,555.42	0	0.00	1	5,596,536.18	0	0.00	0	0.00	0	0.00	4.641243%	4.623261%	(3)
05/17/24	0	0.00	0	0.00	3	89,366,193.18	0	0.00	1	5,607,821.62	0	0.00	0	0.00	0	0.00	4.641259%	4.623277%	(2)
04/17/24	0	0.00	0	0.00	3	89,383,914.77	0	0.00	1	5,619,835.87	0	0.00	0	0.00	0	0.00	4.641275%	4.623293%	(1)
03/15/24	1	3,587,052.89	0	0.00	3	89,400,408.39	0	0.00	1	5,631,021.42	0	0.00	0	0.00	0	0.00	4.641291%	4.623308%	0
02/16/24	0	0.00	0	0.00	3	89,419,149.60	0	0.00	1	5,643,720.00	0	0.00	0	0.00	0	0.00	4.641309%	4.623325%	1
01/18/24	0	0.00	0	0.00	3	89,569,787.83	0	0.00	1	5,654,803.16	0	0.00	0	0.00	0	0.00	4.641329%	4.623346%	2
12/15/23	0	0.00	0	0.00	3	89,719,819.39	0	0.00	1	5,665,838.81	0	0.00	0	0.00	1	15,552,019.93	4.641349%	4.623367%	3
11/17/23	0	0.00	0	0.00	3	89,880,915.25	0	0.00	1	5,677,612.32	0	0.00	0	0.00	0	0.00	4.640430%	4.621573%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30309955	06/01/21	39	6	(633.31)	12,838,656.25	6,356,296.44	85,178,291.41	06/26/20	98
3	30309957	05/01/24	4	6	360,866.02	1,763,997.62	155,048.57	63,748,293.45	01/24/22	98
5	30309958	08/01/24	1	1	230,638.49	461,546.26	2,961.53	37,560,789.77	06/27/24	98
41	30309951	05/01/23	16	6	21,737.60	397,325.71	18,288.60	5,744,104.48	04/21/20	7			02/16/23
50	30309994	08/06/24	1	1	26,872.24	53,769.76	0.00	3,531,719.43
55	30309999	07/06/23	14	6	17,023.06	255,499.13	63,321.90	2,965,119.18	05/24/23	98
Totals					656,504.09	15,770,794.73	6,595,917.04	198,728,317.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		742,502,090	549,310,107	187,642,636		5,549,347
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		11,800,000	11,800,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	754,302,090	561,110,107	40,901,089	0	146,741,547	5,549,347
Sep-24	755,740,187	565,799,194	37,478,931	0	146,900,458	5,561,603
Aug-24	757,090,877	600,935,259	3,531,719	63,308,988	83,741,872	5,573,039
Jul-24	758,436,179	564,466,047	66,996,113	37,642,325	83,747,269	5,584,425
Jun-24	759,858,317	569,175,469	101,333,292	0	83,753,019	5,596,536
May-24	761,192,581	671,826,388	0	0	83,758,372	5,607,822
Apr-24	762,604,078	673,220,163	0	0	83,764,079	5,619,836
Mar-24	763,927,390	670,939,929	3,587,053	0	83,769,387	5,631,021
Feb-24	765,411,257	675,992,107	0	0	83,775,430	5,643,720
Jan-24	766,857,666	677,287,878	0	0	83,914,985	5,654,803
Dec-23	768,298,303	678,578,484	0	0	84,053,981	5,665,839
Nov-23	785,429,967	695,549,052	0	0	84,203,303	5,677,612
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30309955	80,847,462.05	85,178,291.41	109,800,000.00	09/01/24	1,228,217.02	0.48000	03/31/24	08/01/25	249
3	30309957	63,010,908.03	63,748,293.45	118,000,000.00	--	15,649,137.00	1.70000	--	07/01/25	248
5	30309958	37,391,949.52	37,560,789.77	64,600,000.00	05/12/15	3,519,798.68	1.27000	06/30/24	08/01/25	249
6	30309959	35,777,507.46	35,777,507.46	58,860,000.00	--	1,317,783.51	1.87000	03/31/24	08/05/25	189
41	30309951	5,549,346.59	5,744,104.48	3,100,000.00	03/20/24	245,788.99	0.87000	09/30/23	08/01/25	249
55	30309999	2,883,176.59	2,965,119.18	5,800,000.00	08/26/24	332,296.00	1.68000	--	07/06/25	249
Totals		225,460,350.24	230,974,105.75	360,160,000.00		22,293,021.20

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30309955	OF	IL	06/26/20	98

10/11/2024 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed. Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois

	foreclosure. Borrower filed counter claim s and Lender filed motions to dismiss.

3	30309957	OF	Various	01/24/22	98

10/11/2024 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. Borrower has executed the Pre-Negotiation Letter and provided a COVID 19 modification request. Special Servicer identifie d instances of SPE violations and entered into a settlement agreement effective December 30, 2022. Special Servicer is working with Borrower on insurance funding shortfalls. Borrower has submitted a short-term payment deferral request. Special Servicer is evaluating Borrower''s request while dual-tracking the appointment of a receiver. Receivership proceedings will be filed by end of March. Receivers have been appointed to all three properties and are evaluating

	needs. Special Servicer will seek approval to initiate foreclosure of the Properties.

5	30309958	OF	IL	06/27/24	98

10/11/2024 - The Loan recently transferred to Special Servicing. Special Servicer is reaching out to the Borrower and evaluating the Loan. Special Servicer is dual tracking workout discussions and the foreclosure process.

6	30309959	OF	TN	05/20/24	98

10/11/2024 - Loan recently transferred to Special Servicing due to failure to comply with cash management and for events of default surrounding equity transfers and the Guarantor. Borrower has executed PNL and negotiations are ongoing.

	Special Service r continues to review requested due diligence items from the Borrower.

41	30309951	OF	NY	04/21/20	7

10/11/2024 - Property went REO via DIL FC and deed recorded on 02/16/2023. SS renewed single tenant, Audacy, for 5-year term despite downsize. Pyramid Group marketed the property via traditional sale and property is under contract with

	an expected disposition by Q4 2024.

55	30309999	RT	GA	05/24/23	98
	10/11/2024 - Loan transferred to special servicing on 5/26/2023. The SEC has placed Stoneturn as the receiver at the property. Receiver to begin the auction process to sell the collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30309957	0.00	4.31740%	0.00	4.31740%	8	02/14/23	12/30/22	02/14/23
11	30309963	28,897,593.34	4.76781%	28,897,593.34 4.76781%		1	05/29/20	06/01/20	06/02/20
35	30309982	7,200,022.89	4.55500%	7,200,022.89 4.55500%		8	10/01/20	10/01/20	10/16/20
Totals		36,097,616.23		36,097,616.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/20	0.00	1,831.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,831.81		0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	16,843.22	0.00	0.00	0.00	0.00	314,766.12	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	18,989.66	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	7,808.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,474.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	635.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(14.31)	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	422.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.33	0.00	0.00	0.00
41	0.00	0.00	1,158.67	0.00	0.00	13,289.88	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(577.65)	0.00	0.00	0.00
55	0.00	0.00	601.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,886.04	0.00	1,058.46	32,279.54	0.00	314,766.12	(555.63)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		381,434.53

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28